Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

Tel: 212.583.2000

Fax: 212.583.2014

April 26, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington D.C. 20549

Re:	Baron Select Funds – Post-Effective Amendment No. 32

(File Nos. 333-103025 and 811-21296)

Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

Please be advised that that Baron Select Funds (the Registrant”), is filing, pursuant to Rule 485(b) under the Securities Act of 1933, and Section 8(a) under the Investment Company Act of 1940, Post-Effective Amendment No. 32 (“PEA No. 32”) to the Registrant’s Registration Statement on Form N-1A, together with certain exhibits thereto. The purpose of PEA No. 32 is to: (i) respond to the Staff’s comments to Post-Effective Amendment No. 31; (ii) update the Registrant’s financial information for the fiscal year ended December 31, 2011; and (iii) make other non-material changes.

Please do not hesitate to contact me at (212) 583-2119 if you have any questions or require anything further.

Very truly yours,

/s/ Patrick M. Patalino

Patrick M. Patalino

Vice President and General Counsel